Average Annual Total Returns		12 Months Ended	14 Months Ended	20 Months Ended	32 Months Ended	60 Months Ended	73 Months Ended	108 Months Ended		120 Months Ended		128 Months Ended	140 Months Ended	152 Months Ended	157 Months Ended		159 Months Ended	176 Months Ended	205 Months Ended	230 Months Ended	231 Months Ended	236 Months Ended	264 Months Ended		294 Months Ended	318 Months Ended	332 Months Ended	344 Months Ended		360 Months Ended	428 Months Ended	437 Months Ended	481 Months Ended	503 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [24]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Global Growth Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Average Annual Return, Percent		21.98%				8.51%				12.46%																		10.57%
Performance Inception Date	Apr. 30, 1997
Global Growth Fund - Class 1 Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%				11.72%																		7.61%
SMALLCAP World Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Average Annual Return, Percent		14.89%				0.73%				7.50%																	8.69%
Performance Inception Date	Apr. 30, 1998
SMALLCAP World Fund - Class 1 Shares | MSCI ACWI IMI Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.06%				10.75%				11.45%																	7.11%
SMALLCAP World Fund - Class 1 Shares | MSCI All Country World Small Cap Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		19.72%				7.29%				9.32%																	8.02%
U.S. Small and Mid Cap Equity Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Average Annual Return, Percent		15.95%	11.19%
Performance Inception Date	Nov. 15, 2024
U.S. Small and Mid Cap Equity Fund - Class 1 Shares | Russell 3000® Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	15.18%
U.S. Small and Mid Cap Equity Fund - Class 1 Shares | Russell 2500™ Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.91%	8.16%
U.S. Small and Mid Cap Equity Fund - Class 1 Shares | Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.60%	6.77%
Growth Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Average Annual Return, Percent		20.54%				13.66%				18.26%																								13.82%
Performance Inception Date	Feb. 08, 1984
Growth Fund - Class 1 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%																								11.96%
EUPAC Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Average Annual Return, Percent		27.04%				3.66%				7.26%																					7.72%
Performance Inception Date	May 01, 1990
EUPAC Fund - Class 1 Shares | MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.39%				7.91%				8.41%																					6.25%
New World Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Average Annual Return, Percent		28.60%				5.59%				9.53%																8.48%
Performance Inception Date	Jun. 17, 1999
New World Fund - Class 1 Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%				11.72%																6.67%
New World Fund - Class 1 Shares | MSCI Emerging Markets Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%				4.20%				8.42%																7.20%
Capital World Growth and Income Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Average Annual Return, Percent		25.16%				10.56%				11.30%												8.39%
Performance Inception Date	May 01, 2006
Capital World Growth and Income Fund - Class 1 Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%				11.72%												7.77%
Growth-Income Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Average Annual Return, Percent		18.37%				14.19%				14.20%																								11.84%
Performance Inception Date	Feb. 08, 1984
Growth-Income Fund - Class 1 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%																								11.96%
International Growth and Income Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Average Annual Return, Percent		35.83%				7.97%				8.08%									8.74%
Performance Inception Date	Nov. 18, 2008
International Growth and Income Fund - Class 1 Shares | MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.39%				7.91%				8.41%									8.54%
Washington Mutual Investors Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Average Annual Return, Percent		17.50%				14.17%				12.65%															8.28%
Performance Inception Date	Jul. 05, 2001
Washington Mutual Investors Fund - Class 1 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%															9.34%
Capital Income Builder - Class 1 Shares | Class 1
Prospectus [Line Items]
Average Annual Return, Percent		20.69%				9.36%				7.84%			6.58%
Performance Inception Date	May 01, 2014
Capital Income Builder - Class 1 Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%				11.72%			9.92%
Capital Income Builder - Class 1 Shares | 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.73%				7.73%				8.92%			7.68%
Capital Income Builder - Class 1 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%			2.02%
Asset Allocation Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Average Annual Return, Percent		16.16%				9.24%				10.05%																						8.83%
Performance Inception Date	Aug. 01, 1989
Asset Allocation Fund - Class 1 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%																						10.80%
Asset Allocation Fund - Class 1 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%																						5.07%
Asset Allocation Fund - Class 1 Shares | 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.70%				8.47%				9.78%																						8.75%
American Funds Global Balanced Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Average Annual Return, Percent		17.42%				6.37%				7.96%								6.72%
Performance Inception Date	May 02, 2011
American Funds Global Balanced Fund - Class 1 Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%				11.72%								9.40%
American Funds Global Balanced Fund - Class 1 Shares | Global Balanced Historical Benchmarks Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.15%				5.53%				7.49%								6.01%
American Funds Global Balanced Fund - Class 1 Shares | Global Balanced Fixed Income Historical Benchmarks Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.86%				(2.75%)				0.95%								0.65%
American Funds Mortgage Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Average Annual Return, Percent		8.92%				0.57%				1.94%								2.24%
Performance Inception Date	May 02, 2011
American Funds Mortgage Fund - Class 1 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%								2.35%
American Funds Mortgage Fund - Class 1 Shares | Bloomberg U.S. Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.58%				0.15%				1.59%								1.98%
American High-Income Trust - Class 1 Shares | Class 1
Prospectus [Line Items]
Average Annual Return, Percent		8.52%				5.87%				7.22%																								8.32%
Performance Inception Date	Feb. 08, 1984
American High-Income Trust - Class 1 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%																								6.09%
American High-Income Trust - Class 1 Shares | Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.62%				4.50%				6.52%
Capital World Bond Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Average Annual Return, Percent		9.55%				(2.27%)				1.47%											2.69%
Performance Inception Date	Oct. 04, 2006
Capital World Bond Fund - Class 1 Shares | Bloomberg Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.17%				(2.15%)				1.26%											2.35%
The Bond Fund of America - Class 1 Shares | Class 1
Prospectus [Line Items]
Average Annual Return, Percent		7.40%				0.10%				2.61%																				4.11%
Performance Inception Date	Jan. 02, 1996
The Bond Fund of America - Class 1 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%																				4.22%
U.S. Government Securities Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Average Annual Return, Percent		8.01%				0.01%				1.95%																							5.09%
Performance Inception Date	Dec. 02, 1985
U.S. Government Securities Fund - Class 1 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%																							5.61%
U.S. Government Securities Fund - Class 1 Shares | Bloomberg U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.09%				(0.53%)				1.46%																							5.35%
Ultra-Short Bond Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Average Annual Return, Percent		4.15%				3.02%				1.96%																								3.28%
Performance Inception Date	Feb. 08, 1984
Ultra-Short Bond Fund - Class 1 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%																								6.09%
Ultra-Short Bond Fund - Class 1 Shares | Bloomberg Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.46%				3.12%				2.34%
Global Growth Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Average Annual Return, Percent		21.63%				8.24%		10.30%	[1]	12.18%	[1]
Performance Inception Date	Jan. 06, 2017
Global Growth Fund - Class 1A Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%		7.61%	[1]	11.72%	[1]
SMALLCAP World Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Average Annual Return, Percent		14.63%				0.49%		8.42%	[2]	7.24%	[2]
Performance Inception Date	Jan. 06, 2017
SMALLCAP World Fund - Class 1A Shares | MSCI ACWI IMI Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.06%				10.75%		7.11%	[2]	11.45%	[2]
SMALLCAP World Fund - Class 1A Shares | MSCI All Country World Small Cap Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		19.72%				7.29%		8.02%	[2]	9.32%	[2]
U.S. Small and Mid Cap Equity Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Average Annual Return, Percent	11.18%	15.93%
U.S. Small and Mid Cap Equity Fund - Class 1A Shares | Russell 3000® Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.18%	17.15%
U.S. Small and Mid Cap Equity Fund - Class 1A Shares | Russell 2500™ Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.16%	11.91%
U.S. Small and Mid Cap Equity Fund - Class 1A Shares | Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.77%	10.60%
Growth Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Average Annual Return, Percent		20.24%				13.37%		13.54%	[3]	17.97%	[3]
Performance Inception Date	Jan. 06, 2017
Growth Fund - Class 1A Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%		11.96%	[3]	14.82%	[3]
EUPAC Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Average Annual Return, Percent		26.68%				3.40%		7.45%	[4]	7.00%	[4]
Performance Inception Date	Jan. 06, 2017
EUPAC Fund - Class 1A Shares | MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.29%				7.91%		6.25%	[4]	8.41%	[4]
New World Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Average Annual Return, Percent		28.27%				5.32%		8.21%	[5]	9.26%	[5]
Performance Inception Date	Jan. 06, 2017
New World Fund - Class 1A Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%		6.67%	[5]	11.72%	[5]
New World Fund - Class 1A Shares | MSCI Emerging Markets Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%				4.20%		7.20%	[5]	8.42%	[5]
Capital World Growth and Income Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Average Annual Return, Percent		24.79%				10.28%		8.13%	[6]	11.04%	[6]
Performance Inception Date	Jan. 06, 2017
Capital World Growth and Income Fund - Class 1A Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%		7.77%	[6]	11.72%	[6]
Growth-Income Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Average Annual Return, Percent		18.06%				13.90%		11.56%	[7]	13.93%	[7]
Performance Inception Date	Jan. 06, 2017
Growth-Income Fund - Class 1A Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%		11.96%	[7]	14.82%	[7]
International Growth and Income Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Average Annual Return, Percent		35.35%				7.68%		8.47%	[8]	7.82%	[8]
Performance Inception Date	Jan. 06, 2017
International Growth and Income Fund - Class 1A Shares | MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.39%				7.91%		8.54%	[8]	8.41%	[8]
Washington Mutual Investors Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Average Annual Return, Percent		17.21%				13.88%		8.02%	[9]	12.37%	[9]
Performance Inception Date	Jan. 06, 2017
Washington Mutual Investors Fund - Class 1A Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%		9.34%	[9]	14.82%	[9]
Capital Income Builder - Class 1A Shares | Class 1A
Prospectus [Line Items]
Average Annual Return, Percent		20.42%				9.09%		6.32%	[10]	7.58%	[10]
Performance Inception Date	Jan. 06, 2017
Capital Income Builder - Class 1A Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%		9.92%	[10]	11.72%	[10]
Capital Income Builder - Class 1A Shares | 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.73%				7.73%		7.68%	[10]	8.92%	[10]
Capital Income Builder - Class 1A Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)		2.02%	[10]	2.01%	[10]
Asset Allocation Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Average Annual Return, Percent		15.86%				8.97%		8.56%	[11]	9.78%	[11]
Performance Inception Date	Jan. 06, 2017
Asset Allocation Fund - Class 1A Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%		10.80%	[11]	14.82%	[11]
Asset Allocation Fund - Class 1A Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)		5.07%	[11]	2.01%	[11]
Asset Allocation Fund - Class 1A Shares | 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.70%				8.47%		8.75%	[11]	9.78%	[11]
American Funds Global Balanced Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Average Annual Return, Percent		17.21%				6.12%		6.47%	[12]	7.71%	[12]
Performance Inception Date	Jan. 06, 2017
American Funds Global Balanced Fund - Class 1A Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%		9.40%	[12]	11.72%	[12]
American Funds Global Balanced Fund - Class 1A Shares | Global Balanced Historical Benchmarks Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.15%				5.53%		6.01%	[12]	7.49%	[12]
American Funds Global Balanced Fund - Class 1A Shares | Global Balanced Fixed Income Historical Benchmarks Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.86%				(2.75%)		0.65%	[12]	0.95%	[12]
American Funds Mortgage Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Average Annual Return, Percent		8.57%				0.31%		1.99%	[13]	1.69%	[13]
Performance Inception Date	Jan. 06, 2017
American Funds Mortgage Fund - Class 1A Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)		2.35%	[13]	2.01%	[13]
American Funds Mortgage Fund - Class 1A Shares | Bloomberg U.S. Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.58%				0.15%		1.98%	[13]	1.59%	[13]
American High-Income Trust - Class 1A Shares | Class 1A
Prospectus [Line Items]
Average Annual Return, Percent		8.19%				5.59%		8.05%	[14]	6.96%	[14]
Performance Inception Date	Jan. 06, 2017
American High-Income Trust - Class 1A Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)		6.09%	[14]	2.01%	[14]
American High-Income Trust - Class 1A Shares | Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.62%				4.50%			[14]	6.52%	[14]
Capital World Bond Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Average Annual Return, Percent		9.31%				(2.50%)		2.44%	[15]	1.24%	[15]
Performance Inception Date	Jan. 06, 2017
Capital World Bond Fund - Class 1A Shares | Bloomberg Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.17%				(2.15%)		2.35%	[15]	1.26%	[15]
The Bond Fund of America - Class 1A Shares | Class 1A
Prospectus [Line Items]
Average Annual Return, Percent		7.24%				(0.14%)		3.85%	[16]	2.37%	[16]
Performance Inception Date	Jan. 06, 2017
The Bond Fund of America - Class 1A Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)		4.22%	[16]	2.01%	[16]
U.S. Government Securities Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Average Annual Return, Percent		7.80%				(0.24%)		4.83%	[17]	1.71%	[17]
Performance Inception Date	Jan. 06, 2017
U.S. Government Securities Fund - Class 1A Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)		5.61%	[17]	2.01%	[17]
U.S. Government Securities Fund - Class 1A Shares | Bloomberg U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.09%				(0.53%)		5.35%	[17]	1.46%	[17]
Ultra-Short Bond Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Average Annual Return, Percent		3.92%				2.90%		3.06%	[18]	1.88%	[18]
Performance Inception Date	Jan. 06, 2017
Ultra-Short Bond Fund - Class 1A Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)		6.09%	[18]	2.01%	[18]
Ultra-Short Bond Fund - Class 1A Shares | Bloomberg Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.46%				3.12%			[18]	2.34%	[18]
Global Growth Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Average Annual Return, Percent		21.62%				8.23%				12.17%																		10.30%
Performance Inception Date	Apr. 30, 1997
Global Growth Fund - Class 2 Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%				11.72%																		7.61%
SMALLCAP World Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Average Annual Return, Percent		14.64%				0.49%				7.23%																	8.42%
Performance Inception Date	Apr. 30, 1998
SMALLCAP World Fund - Class 2 Shares | MSCI ACWI IMI Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.06%				10.75%				11.45%																	7.11%
SMALLCAP World Fund - Class 2 Shares | MSCI All Country World Small Cap Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		19.72%				7.29%				9.32%																	8.02%
U.S. Small and Mid Cap Equity Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Average Annual Return, Percent	11.17%	15.93%
U.S. Small and Mid Cap Equity Fund - Class 2 Shares | Russell 3000® Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.18%	17.15%
U.S. Small and Mid Cap Equity Fund - Class 2 Shares | Russell 2500™ Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.16%	11.91%
U.S. Small and Mid Cap Equity Fund - Class 2 Shares | Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.77%	10.60%
Growth Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Average Annual Return, Percent		20.24%				13.37%				17.97%																		13.54%	[19]
Performance Inception Date	Apr. 30, 1997
Growth Fund - Class 2 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%																		11.96%	[19]
EUPAC Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Average Annual Return, Percent		26.77%				3.40%				7.00%																		7.46%	[20]
Performance Inception Date	Apr. 30, 1997
EUPAC Fund - Class 2 Shares | MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.39%				7.91%				8.41%																		6.25%	[20]
New World Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Average Annual Return, Percent		28.29%				5.33%				9.25%																8.21%
Performance Inception Date	Jun. 17, 1999
New World Fund - Class 2 Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%				11.72%																6.67%
New World Fund - Class 2 Shares | MSCI Emerging Markets Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%				4.20%				8.42%																7.20%
Capital World Growth and Income Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Average Annual Return, Percent		24.80%				10.29%				11.02%												8.12%
Performance Inception Date	May 01, 2006
Capital World Growth and Income Fund - Class 2 Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%				11.72%												7.77%
Growth-Income Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Average Annual Return, Percent		18.06%				13.90%				13.92%																		11.56%	[21]
Performance Inception Date	Apr. 30, 1997
Growth-Income Fund - Class 2 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%																		11.96%	[21]
International Growth and Income Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Average Annual Return, Percent		35.41%				7.69%				7.81%									8.47%
Performance Inception Date	Nov. 18, 2008
International Growth and Income Fund - Class 2 Shares | MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.39%				7.91%				8.41%									8.54%
Washington Mutual Investors Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Average Annual Return, Percent		17.21%				13.89%				12.36%															8.01%
Performance Inception Date	Jul. 05, 2001
Washington Mutual Investors Fund - Class 2 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%															9.34%
Capital Income Builder - Class 2 Shares | Class 2
Prospectus [Line Items]
Average Annual Return, Percent		20.41%				9.08%				7.59%			6.37%
Performance Inception Date	May 01, 2014
Capital Income Builder - Class 2 Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%				11.72%			9.92%
Capital Income Builder - Class 2 Shares | 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.73%				7.73%				8.92%			7.68%
Capital Income Builder - Class 2 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%			2.02%
Asset Allocation Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Average Annual Return, Percent		15.85%				8.97%				9.77%																		8.56%	[22]
Performance Inception Date	Apr. 30, 1997
Asset Allocation Fund - Class 2 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%																		10.80%	[22]
Asset Allocation Fund - Class 2 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%																		5.07%	[22]
Asset Allocation Fund - Class 2 Shares | 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.70%				8.47%				9.78%																		8.75%	[22]
American Funds Global Balanced Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Average Annual Return, Percent		17.14%				6.11%				7.69%								6.45%
Performance Inception Date	May 02, 2011
American Funds Global Balanced Fund - Class 2 Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%				11.72%								9.40%
American Funds Global Balanced Fund - Class 2 Shares | Global Balanced Historical Benchmarks Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.15%				5.53%				7.49%								6.01%
American Funds Global Balanced Fund - Class 2 Shares | Global Balanced Fixed Income Historical Benchmarks Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.86%				(2.75%)				0.95%								0.65%
American Funds Mortgage Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Average Annual Return, Percent		8.63%				0.31%				1.68%								1.98%
Performance Inception Date	May 02, 2011
American Funds Mortgage Fund - Class 2 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%								2.35%
American Funds Mortgage Fund - Class 2 Shares | Bloomberg U.S. Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.58%				0.15%				1.59%								1.98%
American High-Income Trust - Class 2 Shares | Class 2
Prospectus [Line Items]
Average Annual Return, Percent		8.24%				5.60%				6.96%																		8.05%	[23]
Performance Inception Date	Apr. 30, 1997
American High-Income Trust - Class 2 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%																		6.09%	[23]
American High-Income Trust - Class 2 Shares | Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.62%				4.50%				6.52%																			[23]
Capital World Bond Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Average Annual Return, Percent		9.39%				(2.50%)				1.23%										2.42%
Performance Inception Date	Nov. 06, 2006
Capital World Bond Fund - Class 2 Shares | Bloomberg Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.17%				(2.15%)				1.26%										2.35%
The Bond Fund of America - Class 2 Shares | Class 2
Prospectus [Line Items]
Average Annual Return, Percent		7.26%				(0.14%)				2.36%																		3.85%	[25]
Performance Inception Date	Apr. 30, 1997
The Bond Fund of America - Class 2 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%																		4.22%	[25]
U.S. Government Securities Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Average Annual Return, Percent		7.75%				(0.23%)				1.70%																		4.83%	[26]
Performance Inception Date	Apr. 30, 1997
U.S. Government Securities Fund - Class 2 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%																		5.61%	[26]
U.S. Government Securities Fund - Class 2 Shares | Bloomberg U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.09%				(0.53%)				1.46%																		5.35%	[26]
Ultra-Short Bond Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Average Annual Return, Percent		3.83%				2.78%				1.71%																		3.02%	[27]
Performance Inception Date	Apr. 30, 1997
Ultra-Short Bond Fund - Class 2 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%																		6.09%	[27]
Ultra-Short Bond Fund - Class 2 Shares | Bloomberg Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.46%				3.12%				2.34%																			[27]
Growth Fund - Class 3 Shares | Class 3
Prospectus [Line Items]
Average Annual Return, Percent		20.32%				13.45%				18.05%													13.62%	[28]
Performance Inception Date	Jan. 16, 2004
Growth Fund - Class 3 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%													11.96%	[28]
EUPAC Fund - Class 3 Shares | Class 3
Prospectus [Line Items]
Average Annual Return, Percent		26.85%				3.48%				7.07%													7.53%	[29]
Performance Inception Date	Jan. 16, 2004
EUPAC Fund - Class 3 Shares | MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.39%				7.91%				8.41%													6.25%	[29]
Growth-Income Fund - Class 3 Shares | Class 3
Prospectus [Line Items]
Average Annual Return, Percent		18.13%				13.98%				14.00%													11.64%	[30]
Performance Inception Date	Jan. 16, 2004
Growth-Income Fund - Class 3 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%													11.96%	[30]
Asset Allocation Fund - Class 3 Shares | Class 3
Prospectus [Line Items]
Average Annual Return, Percent		15.94%				9.05%				9.85%													8.63%	[31]
Performance Inception Date	Jan. 16, 2004
Asset Allocation Fund - Class 3 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%													10.80%	[31]
Asset Allocation Fund - Class 3 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%													5.07%	[31]
Asset Allocation Fund - Class 3 Shares | 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.70%				8.47%				9.78%													8.75%	[31]
American High-Income Trust - Class 3 Shares | Class 3
Prospectus [Line Items]
Average Annual Return, Percent		8.26%				5.68%				7.03%													8.12%	[32]
Performance Inception Date	Jan. 16, 2004
American High-Income Trust - Class 3 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%													6.09%	[32]
American High-Income Trust - Class 3 Shares | Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.62%				4.50%				6.52%														[32]
U.S. Government Securities Fund - Class 3 Shares | Class 3
Prospectus [Line Items]
Average Annual Return, Percent		7.78%				(0.19%)				1.77%													4.90%	[33]
Performance Inception Date	Jan. 16, 2004
U.S. Government Securities Fund - Class 3 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%													5.61%	[33]
U.S. Government Securities Fund - Class 3 Shares | Bloomberg U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.09%				(0.53%)				1.46%													5.35%	[33]
Ultra-Short Bond Fund - Class 3 Shares | Class 3
Prospectus [Line Items]
Average Annual Return, Percent		3.86%				2.83%				1.78%													3.09%	[34]
Performance Inception Date	Jan. 16, 2004
Ultra-Short Bond Fund - Class 3 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%													6.09%	[34]
Ultra-Short Bond Fund - Class 3 Shares | Bloomberg Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.46%				3.12%				2.34%														[34]
Global Growth Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		21.34%				7.97%				11.89%	[35]				10.04%	[35]
Performance Inception Date	Dec. 14, 2012
Global Growth Fund - Class 4 Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%				11.72%	[35]				7.61%	[35]
SMALLCAP World Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		14.33%				0.23%				6.96%	[36]				8.15%	[36]
Performance Inception Date	Dec. 14, 2012
SMALLCAP World Fund - Class 4 Shares | MSCI ACWI IMI Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.06%				10.75%				11.45%	[36]				7.11%	[36]
SMALLCAP World Fund - Class 4 Shares | MSCI All Country World Small Cap Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		19.72%				7.29%				9.32%	[36]				8.02%	[36]
U.S. Small and Mid Cap Equity Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent	11.13%	15.88%
U.S. Small and Mid Cap Equity Fund - Class 4 Shares | Russell 3000® Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.18%	17.15%
U.S. Small and Mid Cap Equity Fund - Class 4 Shares | Russell 2500™ Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.16%	11.91%
U.S. Small and Mid Cap Equity Fund - Class 4 Shares | Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.77%	10.60%
Growth Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		19.93%				13.09%				17.67%	[37]				13.26%	[37]
Performance Inception Date	Dec. 14, 2012
Growth Fund - Class 4 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%	[37]				11.96%	[37]
EUPAC Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		26.41%				3.14%				6.73%	[38]				7.19%	[38]
Performance Inception Date	Dec. 14, 2012
EUPAC Fund - Class 4 Shares | MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.39%				7.91%				8.41%	[38]				6.25%	[38]
New World Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		27.92%				5.06%				8.98%	[39]				7.94%	[39]
Performance Inception Date	Dec. 14, 2012
New World Fund - Class 4 Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%				11.72%	[39]				6.67%	[39]
New World Fund - Class 4 Shares | MSCI Emerging Markets Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%				4.20%				8.42%	[39]				7.20%	[39]
Capital World Growth and Income Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		24.46%				10.01%				10.74%					7.86%	[40]
Performance Inception Date	Dec. 14, 2012
Capital World Growth and Income Fund - Class 4 Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%				11.72%					7.77%	[40]
Growth-Income Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		17.77%				13.62%				13.63%	[41]				11.28%	[41]
Performance Inception Date	Dec. 14, 2012
Growth-Income Fund - Class 4 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%	[41]				11.96%	[41]
International Growth and Income Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		35.09%				7.42%				7.54%					8.22%	[42]
Performance Inception Date	Dec. 14, 2012
International Growth and Income Fund - Class 4 Shares | MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.39%				7.91%				8.41%					8.54%	[42]
Washington Mutual Investors Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		16.90%				13.60%				12.08%	[43]				7.77%	[43]
Performance Inception Date	Dec. 14, 2012
Washington Mutual Investors Fund - Class 4 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%	[43]				9.34%	[43]
Capital Income Builder - Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		20.16%				8.82%				7.32%			6.06%
Performance Inception Date	May 01, 2014
Capital Income Builder - Class 4 Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%				11.72%			9.92%
Capital Income Builder - Class 4 Shares | 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.73%				7.73%				8.92%			7.68%
Capital Income Builder - Class 4 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%			2.02%
Asset Allocation Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		15.59%				8.70%				9.50%	[44]				8.30%	[44]
Performance Inception Date	Dec. 14, 2012
Asset Allocation Fund - Class 4 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%	[44]				10.80%	[44]
Asset Allocation Fund - Class 4 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%	[44]				5.07%	[44]
Asset Allocation Fund - Class 4 Shares | 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.70%				8.47%				9.78%	[44]				8.75%	[44]
American Funds Global Balanced Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		16.96%				5.85%				7.43%					6.27%	[45]
Performance Inception Date	Dec. 14, 2012
American Funds Global Balanced Fund - Class 4 Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%				11.72%					9.40%	[45]
American Funds Global Balanced Fund - Class 4 Shares | Global Balanced Historical Benchmarks Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.15%				5.53%				7.49%					6.01%	[45]
American Funds Global Balanced Fund - Class 4 Shares | Global Balanced Fixed Income Historical Benchmarks Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.86%				(2.75%)				0.95%					0.65%	[45]
American Funds Mortgage Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		8.32%				0.06%				1.43%					1.76%	[46]
Performance Inception Date	Dec. 14, 2012
American Funds Mortgage Fund - Class 4 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%					2.35%	[46]
American Funds Mortgage Fund - Class 4 Shares | Bloomberg U.S. Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.58%				0.15%				1.59%					1.98%	[46]
American High-Income Trust - Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		7.93%				5.33%				6.68%	[47]				7.79%	[47]
Performance Inception Date	Dec. 14, 2012
American High-Income Trust - Class 4 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%	[47]				6.09%	[47]
American High-Income Trust - Class 4 Shares | Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.62%				4.50%				6.52%	[47]					[47]
Capital World Bond Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		9.03%				(2.76%)				0.97%	[48]				2.20%	[48]
Performance Inception Date	Dec. 14, 2012
Capital World Bond Fund - Class 4 Shares | Bloomberg Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.17%				(2.15%)				1.26%	[48]				2.35%	[48]
The Bond Fund of America - Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		6.98%				(0.38%)				2.11%	[49]				3.59%	[49]
Performance Inception Date	Dec. 14, 2012
The Bond Fund of America - Class 4 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%	[49]				4.22%	[49]
U.S. Government Securities Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		7.54%				(0.49%)				1.45%	[50]				4.57%	[50]
Performance Inception Date	Dec. 14, 2012
U.S. Government Securities Fund - Class 4 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%	[50]				5.61%	[50]
U.S. Government Securities Fund - Class 4 Shares | Bloomberg U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.09%				(0.53%)				1.46%	[50]				5.35%	[50]
Ultra-Short Bond Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		3.59%				2.53%				1.46%	[51]				2.78%	[51]
Performance Inception Date	Dec. 14, 2012
Ultra-Short Bond Fund - Class 4 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%	[51]				6.09%	[51]
Ultra-Short Bond Fund - Class 4 Shares | Bloomberg Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.46%				3.12%				2.34%	[51]					[51]
Managed Risk Growth Fund - Class P1 Shares | Class P1
Prospectus [Line Items]
Average Annual Return, Percent		13.63%				8.22%				12.03%				10.88%
Performance Inception Date	May 01, 2013
Managed Risk Growth Fund - Class P1 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%				14.31%
Managed Risk Growth Fund - Class P1 Shares | S&P 500 Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.55%				9.57%				9.68%				9.48%
Managed Risk EUPAC Fund - Class P1 Shares | Class P1
Prospectus [Line Items]
Average Annual Return, Percent		15.33%				(0.04%)				3.23%				2.29%
Performance Inception Date	May 01, 2013
Managed Risk EUPAC Fund - Class P1 Shares | MSCI ACWI (All Country World Index) ex USA (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.39%				7.91%				8.41%				6.42%
Managed Risk EUPAC Fund - Class P1 Shares | S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.41%				4.93%				4.73%				3.91%
Managed Risk Washington Mutual Investors Fund - Class P1 Shares | Class P1
Prospectus [Line Items]
Average Annual Return, Percent		10.95%				8.32%				7.50%				6.91%
Performance Inception Date	May 01, 2013
Managed Risk Washington Mutual Investors Fund - Class P1 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%				14.31%
Managed Risk Washington Mutual Investors Fund - Class P1 Shares | S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.47%				8.36%				8.78%				8.59%
Managed Risk Growth-Income Fund - Class P1 Shares | Class P1
Prospectus [Line Items]
Average Annual Return, Percent		11.45%				7.97%				9.26%				8.64%
Performance Inception Date	May 01, 2013
Managed Risk Growth-Income Fund - Class P1 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%				14.31%
Managed Risk Growth-Income Fund - Class P1 Shares | S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.47%				8.36%				8.78%				8.59%
Managed Risk Asset Allocation Fund - Class P1 Shares | Class P1
Prospectus [Line Items]
Average Annual Return, Percent		12.01%				6.71%				7.44%							7.37%
Performance Inception Date	Sep. 28, 2012
Managed Risk Asset Allocation Fund - Class P1 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%							14.55%
Managed Risk Asset Allocation Fund - Class P1 Shares | S&P 500 Managed Risk Index – Moderate Conservative (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.41%				7.19%				7.94%							7.98%
Managed Risk Growth Fund - Class P2 Shares | Class P2
Prospectus [Line Items]
Average Annual Return, Percent		13.41%				7.96%				11.74%				10.58%
Performance Inception Date	May 01, 2013
Managed Risk Growth Fund - Class P2 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%				14.31%
Managed Risk Growth Fund - Class P2 Shares | S&P 500 Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.55%				9.57%				9.68%				9.48%
Managed Risk EUPAC Fund - Class P2 Shares | Class P2
Prospectus [Line Items]
Average Annual Return, Percent		15.09%				(0.29%)				2.90%				1.96%
Performance Inception Date	May 01, 2013
Managed Risk EUPAC Fund - Class P2 Shares | S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.41%				4.93%				4.73%				3.91%
Managed Risk EUPAC Fund - Class P2 Shares | MSCI ACWI (All Country World Index) Ex USA (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.39%				7.91%				8.41%				6.42%
Managed Risk Washington Mutual Investors Fund - Class P2 Shares | Class P2
Prospectus [Line Items]
Average Annual Return, Percent		10.65%				8.04%				7.18%				6.59%
Performance Inception Date	May 01, 2013
Managed Risk Washington Mutual Investors Fund - Class P2 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%				14.31%
Managed Risk Washington Mutual Investors Fund - Class P2 Shares | S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.47%				8.36%				8.78%				8.59%
Managed Risk Growth-Income Fund - Class P2 Shares | Class P2
Prospectus [Line Items]
Average Annual Return, Percent		11.17%				7.70%				8.98%				8.34%
Performance Inception Date	May 01, 2013
Managed Risk Growth-Income Fund - Class P2 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%				14.31%
Managed Risk Growth-Income Fund - Class P2 Shares | S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.47%				8.36%				8.78%				8.59%
Managed Risk Asset Allocation Fund - Class P2 Shares | Class P2
Prospectus [Line Items]
Average Annual Return, Percent		11.67%				6.43%				7.17%							7.10%
Performance Inception Date	Sep. 28, 2012
Managed Risk Asset Allocation Fund - Class P2 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%							14.55%
Managed Risk Asset Allocation Fund - Class P2 Shares | S&P 500 Managed Risk Index – Moderate Conservative (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.41%				7.19%				7.94%							7.98%
Portfolio Series - American Funds Global Growth Portfolio - Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		21.55%				7.74%				11.06%		9.75%
Performance Inception Date	May 01, 2015
Portfolio Series - American Funds Global Growth Portfolio - Class 4 Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%				11.72%		10.13%
American Funds Growth and Income Portfolio - Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		16.12%				7.43%				8.82%		7.85%
Performance Inception Date	May 01, 2015
American Funds Growth and Income Portfolio - Class 4 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%		13.66%
American Funds Growth and Income Portfolio - Class 4 Shares | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)				2.01%		1.85%
American Funds Growth and Income Portfolio - Class 4 Shares | MSCI ACWI ex U.S. Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.39%				7.91%				8.41%		6.46%
American Funds Growth and Income Portfolio - Class 4 Shares | American Funds Insurance Series Growth and Income Portfolio Series Custom Index (reflects no deduction for sales charges, commissions, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.38%				7.22%				8.55%		7.64%
American Funds Managed Risk Growth Portfolio - Class P2 Shares | Class P2
Prospectus [Line Items]
Average Annual Return, Percent		11.27%				5.35%				7.53%		6.51%
Performance Inception Date	May 01, 2015
American Funds Managed Risk Growth Portfolio - Class P2 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%		13.66%
American Funds Managed Risk Growth Portfolio - Class P2 Shares | S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.47%				8.36%				8.78%		7.85%
American Funds Managed Risk Growth and Income Portfolio - Class P2 Shares | Class P2
Prospectus [Line Items]
Average Annual Return, Percent		12.81%				5.91%				6.75%		5.75%
Performance Inception Date	May 01, 2015
American Funds Managed Risk Growth and Income Portfolio - Class P2 Shares | S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%				14.82%		13.66%
American Funds Managed Risk Growth and Income Portfolio - Class P2 Shares | S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.47%				8.36%				8.78%		7.85%
American Funds Managed Risk Global Allocation Portfolio - Class P2 Shares | Class P2
Prospectus [Line Items]
Average Annual Return, Percent		14.08%				3.90%				5.61%		4.56%
Performance Inception Date	May 01, 2015
American Funds Managed Risk Global Allocation Portfolio - Class P2 Shares | MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%				11.72%		10.13%
American Funds Managed Risk Global Allocation Portfolio - Class P2 Shares | S&P Global LargeMidCap Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.89%				6.92%				7.42%		6.23%
American Funds IS 2070 Target Date Retirement Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		20.45%		19.08%
Performance Inception Date	May 01, 2024
American Funds IS 2070 Target Date Retirement Fund - Class 1 and Class 4 Shares | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%		22.06%
American Funds IS 2070 Target Date Retirement Fund - Class 1 and Class 4 Shares | S&P Target Date 2065+ Index
Prospectus [Line Items]
Average Annual Return, Percent		20.17%		19.00%
American Funds IS 2070 Target Date Retirement Fund - Class 1 and Class 4 Shares | Bloomberg U.S. Aggregate Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%		6.98%
American Funds IS 2065 Target Date Retirement Fund - Class 1 and Class 4 Shares | Class 1
Prospectus [Line Items]
Average Annual Return, Percent	18.70%	20.61%
American Funds IS 2065 Target Date Retirement Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Performance Inception Date	May 01, 2023
American Funds IS 2065 Target Date Retirement Fund - Class 1 and Class 4 Shares | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			22.14%
American Funds IS 2065 Target Date Retirement Fund - Class 1 and Class 4 Shares | S&P Target Date 2065+ Index
Prospectus [Line Items]
Average Annual Return, Percent		20.17%			17.46%
American Funds IS 2065 Target Date Retirement Fund - Class 1 and Class 4 Shares | Bloomberg U.S. Aggregate Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			4.25%
American Funds IS 2060 Target Date Retirement Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		20.90%			18.69%
Performance Inception Date	May 01, 2023
American Funds IS 2060 Target Date Retirement Fund - Class 1 and Class 4 Shares | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			22.14%
American Funds IS 2060 Target Date Retirement Fund - Class 1 and Class 4 Shares | Bloomberg U.S. Aggregate Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			4.25%
American Funds IS 2060 Target Date Retirement Fund - Class 1 and Class 4 Shares | S&P Target Date 2060 Index
Prospectus [Line Items]
Average Annual Return, Percent		19.94%			17.15%
American Funds IS 2055 Target Date Retirement Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		22.28%			19.23%
Performance Inception Date	May 01, 2023
American Funds IS 2055 Target Date Retirement Fund - Class 1 and Class 4 Shares | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			22.14%
American Funds IS 2055 Target Date Retirement Fund - Class 1 and Class 4 Shares | Bloomberg U.S. Aggregate Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			4.25%
American Funds IS 2055 Target Date Retirement Fund - Class 1 and Class 4 Shares | S&P Target Date 2055 Index
Prospectus [Line Items]
Average Annual Return, Percent		20.06%			17.13%
American Funds IS 2050 Target Date Retirement Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		21.94%			18.93%
Performance Inception Date	May 01, 2023
American Funds IS 2050 Target Date Retirement Fund - Class 1 and Class 4 Shares | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			22.14%
American Funds IS 2050 Target Date Retirement Fund - Class 1 and Class 4 Shares | Bloomberg U.S. Aggregate Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			4.25%
American Funds IS 2050 Target Date Retirement Fund - Class 1 and Class 4 Shares | S&P Target Date 2050 Index
Prospectus [Line Items]
Average Annual Return, Percent		19.56%			16.94%
American Funds IS 2045 Target Date Retirement Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		21.63%			18.71%
Performance Inception Date	May 01, 2023
American Funds IS 2045 Target Date Retirement Fund - Class 1 and Class 4 Shares | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			22.14%
American Funds IS 2045 Target Date Retirement Fund - Class 1 and Class 4 Shares | Bloomberg U.S. Aggregate Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			4.25%
American Funds IS 2045 Target Date Retirement Fund - Class 1 and Class 4 Shares | S&P Target Date 2045 Index
Prospectus [Line Items]
Average Annual Return, Percent		19.48%			16.51%
American Funds IS 2040 Target Date Retirement Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		20.10%			17.54%
Performance Inception Date	May 01, 2023
American Funds IS 2040 Target Date Retirement Fund - Class 1 and Class 4 Shares | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			22.14%
American Funds IS 2040 Target Date Retirement Fund - Class 1 and Class 4 Shares | Bloomberg U.S. Aggregate Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			4.25%
American Funds IS 2040 Target Date Retirement Fund - Class 1 and Class 4 Shares | S&P Target Date 2040 Index
Prospectus [Line Items]
Average Annual Return, Percent		18.20%			15.56%
American Funds IS 2035 Target Date Retirement Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		17.13%				7.91%	9.59%
Performance Inception Date	Dec. 06, 2019
American Funds IS 2035 Target Date Retirement Fund - Class 1 and Class 4 Shares | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%	15.42%
American Funds IS 2035 Target Date Retirement Fund - Class 1 and Class 4 Shares | Bloomberg U.S. Aggregate Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)	0.92%
American Funds IS 2035 Target Date Retirement Fund - Class 1 and Class 4 Shares | S&P Target Date 2035 Index
Prospectus [Line Items]
Average Annual Return, Percent		16.80%				8.19%	9.24%
American Funds IS 2030 Target Date Retirement Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		15.62%				6.81%	8.19%
Performance Inception Date	Dec. 06, 2019
American Funds IS 2030 Target Date Retirement Fund - Class 1 and Class 4 Shares | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%	15.42%
American Funds IS 2030 Target Date Retirement Fund - Class 1 and Class 4 Shares | Bloomberg U.S. Aggregate Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)	0.92%
American Funds IS 2030 Target Date Retirement Fund - Class 1 and Class 4 Shares | S&P Target Date 2030 Index
Prospectus [Line Items]
Average Annual Return, Percent		15.13%				7.07%	8.12%
American Funds IS 2025 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		14.20%				5.82%	7.16%
Performance Inception Date	Dec. 06, 2019
American Funds IS 2025 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%	15.42%
American Funds IS 2025 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | Bloomberg U.S. Aggregate Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)	0.92%
American Funds IS 2025 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | S&P Target Date 2025 Index
Prospectus [Line Items]
Average Annual Return, Percent		13.98%				6.07%	7.13%
American Funds IS 2020 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		13.64%				5.70%	6.64%
Performance Inception Date	Dec. 06, 2019
American Funds IS 2020 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%	15.42%
American Funds IS 2020 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | Bloomberg U.S. Aggregate Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)	0.92%
American Funds IS 2020 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | S&P Target Date 2020 Index
Prospectus [Line Items]
Average Annual Return, Percent		12.72%				5.35%	6.33%
American Funds IS 2015 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		12.83%				5.41%	6.26%
Performance Inception Date	Dec. 06, 2019
American Funds IS 2015 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%	15.42%
American Funds IS 2015 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | Bloomberg U.S. Aggregate Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)	0.92%
American Funds IS 2015 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | S&P Target Date 2015 Index
Prospectus [Line Items]
Average Annual Return, Percent		12.15%				4.91%	5.94%
American Funds IS 2010 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Average Annual Return, Percent		12.42%				5.16%	5.92%
Performance Inception Date	Dec. 06, 2019
American Funds IS 2010 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.42%	15.42%
American Funds IS 2010 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | Bloomberg U.S. Aggregate Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.36%)	0.92%
American Funds IS 2010 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | S&P Target Date 2010 Index
Prospectus [Line Items]
Average Annual Return, Percent		11.91%				4.54%	5.56%

[1]	Lifetime returns are from April 30, 1997, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.
[2]	Lifetime returns are from April 30, 1998, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.
[3]	Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.
[4]	Lifetime returns are from May 1, 1990, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.
[5]	Lifetime returns are from June 17, 1999, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.
[6]	Lifetime returns are from May 1, 2006, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.
[7]	Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.
[8]	Lifetime returns are from November 18, 2008, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.
[9]	Lifetime returns are from July 5, 2001, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.
[10]	Lifetime returns are from May 1, 2014, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.
[11]	Lifetime returns are from August 1, 1989, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.
[12]	Lifetime returns are from May 2, 2011, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.
[13]	Lifetime returns are from May 2, 2011, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.
[14]	Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.
[15]	Lifetime returns are from October 4, 2006, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.
[16]	Lifetime returns are from January 2, 1996, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.
[17]	Lifetime returns are from December 2, 1985, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.
[18]	Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.
[19]	Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.
[20]	Lifetime returns are from May 1, 1990, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.
[21]	Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.
[22]	Lifetime returns are from August 1, 1989, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.
[23]	Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.
[24]	Lifetime returns are from October 4, 2006, the date the fund began investment operations. Class 2 shares began investment operations on November 6, 2006; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.
[25]	Lifetime returns are from January 2, 1996, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.
[26]	Lifetime returns are from December 2, 1985, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.
[27]	Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.
[28]	Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.
[29]	Lifetime returns are from May 1, 1990, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.
[30]	Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.
[31]	Lifetime returns are from August 1, 1989, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.
[32]	Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.
[33]	Lifetime returns are from December 2, 1985, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.
[34]	Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.
[35]	Lifetime returns are from April 30, 1997, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.
[36]	Lifetime returns are from April 30, 1998, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.
[37]	Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.
[38]	Lifetime returns are from May 1, 1990, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.
[39]	Lifetime returns are from June 17, 1999, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.
[40]	Lifetime returns are from May 1, 2006, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.
[41]	Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.
[42]	Lifetime returns are from November 18, 2008, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.
[43]	Lifetime returns are from July 5, 2001, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.
[44]	Lifetime returns are from August 1, 1989, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.
[45]	Lifetime returns are from May 2, 2011, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.
[46]	Lifetime returns are from May 2, 2011, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.
[47]	Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.
[48]	Lifetime returns are from October 4, 2006, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.
[49]	Lifetime returns are from January 2, 1996, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.
[50]	Lifetime returns are from December 2, 1985, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.
[51]	Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.